Income Tax and Social Contribution - Summary of Deferred Income Tax Assets and Liabilities (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Income tax losses		R$ 2,987,069	R$ 2,574,260
Social contribution losses		1,087,742	929,432
Temporary differences
Share-based payment transactions		50,114	19,129
Allowance for expected credit losses		28,948	31,416
Profit sharing		111,931	41,080
Tax credit losses		81,918	83,833
Interest on preferred shareholders payable in subsidiaries			167,412
Post-employment benefits		160,082	200,461
Loss allowances for impairment		193,207	226,092
Provision for legal proceedings		374,369	288,967
Miscellaneous expense allowance		401,423	366,224
Review of useful life of property, plant and equipment			399,537
Leases		431,629
Foreign exchange-Loans and borrowings		1,667,500	1,962,892
Other	[1]	300,307	242,018
Deferred taxes-Assets		7,876,239	7,532,753
(-) Deferred taxes assets not recognized	[2]	(2,483,035)	(2,318,998)
Fair value option to loans		(127,318)	526,001
Fair value amortization of the property, plant and equipment		(15,976)	(2,640)
Leases			(25,460)
Tax deductible goodwill		(331,404)	(839,939)
Investment properties		(100,197)
Marketable securities		(62,593)
Provision for realization - Goodwill recorded in equity		(449,153)
Income on formation of joint ventures		(668,508)	(1,135,036)
Unrealized gains on derivatives instruments		(1,034,373)	(2,206,216)
Review of useful life of property, plant and equipment		(53,347)
Deferred tax liabilities, Fair value amortization of intangible asset		(3,551,836)	(3,603,568)
Other		235,073	282,212
Total		(6,159,632)	(7,004,646)
Total deferred taxes recorded, net		766,428	1,790,891
Deferred tax assets		3,051,628	1,900,241
Deferred tax liabilities		R$ (3,818,056)	R$ (3,691,132)

[1]	Refers mainly to tax losses and temporary differences of the Company, Rumo Malha Sul and Rumo Malha Oeste, which, under current conditions, do not meet the requirements for accounting for said income tax and social contribution assets deferred due to the lack of predictability of future generation of tax profits.
[2]	Provision for accounting realization of tax loss recognized in the capital contribution in a subsidiary.